CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Changes in the Allowance for Doubtful Accounts of Trade Receivables (Details) - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
At January 1,	€ 25,984	€ 28,312
Changes in allowance account for credit losses of financial assets [abstract]
Additional provisions	3,844	2,094
Utilizations	(1,579)	(1,835)
Releases	(2,522)	(2,741)
Other changes	73	154
At December 31,	€ 25,800	€ 25,984